employee future benefits - Pensions funded status (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Funded Status - Planned surplus (deficit)
Balance at beginning of year	CAD 126
Interest expense	(6)	CAD (6)
Balance at end of year	381	126
Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	79
Balance at end of year	334	79
Present value of the defined benefit obligations | Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	8,837	8,620
Current service cost	100	109
Past service cost	(2)	2
Interest expense	331	340
Actuarial gains losses arising from changes in demographic assumptions	77	25
Actuarial gains losses arising from changes in financial assumptions	526	184
Benefits paid	(450)	(443)
Balance at end of year	9,419	8,837
Plan assets | Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(8,873)	(8,641)
Interest expense	(330)	(339)
Benefits paid	450	443
Return on plan assets - Actual return on plan assets greater than discount rate	(360)	(247)
Contributions - Employer contributions	(66)	(70)
Contributions - Employees' contributions	(22)	(25)
Administrative fees	6	6
Balance at end of year	(9,195)	(8,873)
Plan assets net of Effect of asset ceiling limit | Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	(8,758)
Balance at end of year	(9,085)	(8,758)
Effect of asset ceiling limit | Pension plans
Funded Status - Planned surplus (deficit)
Balance at beginning of year	115	74
Change	(5)	41
Balance at end of year	CAD 110	CAD 115